Organization and Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
1. Organization and Business
On September 9, 2021, Osprey Technology Acquisition Corp. (“Osprey”) consummated the previously announced merger (the “Merger”) with BlackSky Holdings, Inc. (f/k/a Spaceflight Industries, Inc.), a Delaware corporation (“Legacy BlackSky”), pursuant to the agreement and plan of merger, dated February 17, 2021, by and among Osprey, Osprey Technology Merger Sub, Inc., a direct, wholly owned subsidiary of Osprey, and Legacy BlackSky. Immediately following the Merger, Osprey changed its name to BlackSky Technology Inc. (“BlackSky” or the “Company”). Legacy BlackSky survived the Merger and is now a wholly owned subsidiary of BlackSky. As a special purpose acquisition corporation, Osprey had no pre-Merger operations other than to identify and consummate a merger. Therefore, BlackSky’s operations post-Merger are attributable to those of Legacy BlackSky and its subsidiaries, and references to “BlackSky” or the “Company” should be read to include BlackSky’s wholly owned subsidiaries. References in this report to Company actions, assets/liabilities, or contracts may be references to actions taken, assets/liabilities held, or contracts entered into by one or more current Company subsidiaries; however, the Company has distinguished between actions taken by Legacy BlackSky or Osprey for certain time based, historical transactions.
BlackSky, headquartered in Herndon, Virginia, is a leading provider of real-time geospatial intelligence. The Company owns and operates one of the industry's leading high-performance low earth orbit small satellite constellations. Our constellation is optimized to cost-efficiently capture imagery at high frequencies where and when our customers need it. BlackSky’s Spectra AI software platform processes millions of observations a day from our proprietary satellite constellation and from multiple external data sources including imaging, radar and radio frequency satellites, environmental sensors, asset tracking sensors, Internet of Things (“IoT”) connected devices, internet-enabled narrative sources, and a variety of geotemporal data feeds. Spectra AI employs advanced, proprietary AI and machine learning (“ML”) techniques to process, analyze, and transform these data feeds into alerts, information, and insights. Customers can access Spectra AI’s data and analytics through easy-to-use web services or through platform application programming interfaces.
As of December 31, 2021, BlackSky had 12 satellites in commercial operation. BlackSky has two primary operating subsidiaries, BlackSky Global LLC and BlackSky Geospatial Solutions, Inc. The Company also owns fifty percent of LeoStella LLC (“LeoStella”), its joint venture with Thales Alenia Space US Investment LLC (“Thales”). LeoStella is a vertically-integrated small satellite design and manufacturer based in Tukwila, Washington, from which the Company procures satellites to operate its business. The Company accounts for LeoStella and X-Bow Launch Systems Inc. (“X-Bow”), a space technology company specializing in additive manufacturing of solid rocket motors of which BlackSky owns approximately 17.5%, as equity method investments (Note 7)
Prior to the Merger, Legacy BlackSky owned a division called Spaceflight, Inc. (“Spaceflight”), a Delaware corporation based in Seattle, Washington, that provided satellite launch brokerage services to customers. On June 12, 2020, BlackSky sold 100% of its equity interests in Spaceflight to M&Y Space Co. Ltd. (“M&Y Space”) for a final purchase price of $31.6 million. Spaceflight’s financial results were material to the Company’s financial results and, as such, are reported as discontinued operations in the consolidated statements of operations and comprehensive loss (Note 8).